Finance receivables (Schedule of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 16,737,201	¥ 16,000,376
Deferred origination costs	181,764	172,298
Unearned income	(919,967)	(804,591)
Allowance for credit losses	(169,074)	(159,212)
Total finance receivables, net	15,829,924	15,208,871
Less - Current portion	(6,348,306)	(6,196,649)
Noncurrent finance receivables, net	9,481,618	9,012,222
Total finance receivables, net	15,829,924	15,208,871
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	11,995,174	11,453,352
Allowance for credit losses	(103,457)	(104,354)	¥ (98,853)	¥ (109,316)
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,460,600	1,265,882
Allowance for credit losses	(28,817)	(23,962)	(24,600)	(29,303)
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,281,427	3,281,142
Allowance for credit losses	¥ (36,800)	¥ (30,896)	¥ (30,828)	¥ (30,053)